LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Schedule of Right-of-use asset
Right-of-use
asset summary of adoption of IFRS 16 on January 1,
2019

	Office Lease Assets	Vehicle Lease Assets	Total Right-of-use Assets

Right-of-use assets created on adoption of IFRS 16 on January 1, 2019	$2,472,349	$354,163	$2,826,512
Depreciation of right-of-use assets	(485,602)	(123,985)	(609,587)

Right-of-use assets balance, December 31, 2019	$1,986,747	$230,178	$2,216,925

Schedule of Lease obligation adoption
Lease obligation adoption summary of IFRS 16 on January 1, 2019

Year ended December 31, 2019

Lease obligation created on adoption of IFRS 16 on January 1, 2019	$3,222,380
Interest on lease liabilities	206,986
Lease payments	(784,399)

Balance, end of the period	$2,644,967

Less: Current portion	(558,960)

Long-term lease liability	$2,086,007

Schedule of IsoEnergy have total office lease commitments
The Company and its subsidiary, IsoEnergy, have total office lease commitments at their Vancouver and Saskatoon offices and vehicle leases as follows:

2020	$926,772
2021	$814,754
2022	$702,349
2023	$661,863
2024	$634,053
2025	$634,053